Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	$ 1,135,005	$ 2,089,352
Issued debt instruments non current	7,069,172	7,411,371
Issued debt instruments	8,204,177	9,500,723
Other financial liabilities current	184,028	226,033
Other financial liabilities non current	290	325
Other financial liabilities	184,318	226,358
Issued debt instruments and other financial liabilities current	1,319,033	2,315,385
Issued debt instruments and other financial liabilities non current	7,069,462	7,411,696
Issued debt instruments and other financial liabilities	8,388,495	9,727,081
Mortgage Finance Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	4,982	6,013
Issued debt instruments non current	7,332	12,489
Issued debt instruments	12,314	18,502
Senior Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	1,124,558	2,078,202
Issued debt instruments non current	5,625,431	6,496,011
Issued debt instruments	6,749,989	8,574,213
Mortgage Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	5,465	5,137
Issued debt instruments non current	78,870	84,787
Issued debt instruments	84,335	89,924
Subordinated Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current
Issued debt instruments non current	1,357,539	818,084
Issued debt instruments	$ 1,357,539	$ 818,084